Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Entity Central Index Key	0000225318
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024639
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class A Shares
Trading Symbol	FHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund’s performance relative to the Index was positively impacted by security selection in the Packaging, Retailers, Building Materials, Chemicals and Electric sectors.

  The Fund’s relative performance was positively impacted by its underweight allocation to the poor performing Retailers and Finance Companies sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included Seagate, CSC Holdings Trivium, Dornoch Debt Merger and CP Atlas Buyer.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Media & Entertainment, Cable & Satellite, Food, P&C and Pharmaceuticals industry sectors.

  The Fund’s relative performance was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Technology and P&C industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Warner Brothers Discovery, Condor Merger Sub, Jones Deslauriers Insurance, Capstone Borrowers and Rocket Software.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2016	$9,553	$10,000	$10,000	$10,000
3/31/2017	$10,817	$10,044	$11,639	$11,428
3/31/2018	$11,102	$10,165	$12,079	$11,806
3/31/2019	$11,713	$10,620	$12,795	$12,374
3/31/2020	$10,949	$11,569	$11,908	$11,426
3/31/2021	$13,343	$11,651	$14,723	$14,039
3/31/2022	$13,258	$11,168	$14,626	$14,012
3/31/2023	$12,636	$10,633	$14,135	$13,472
3/31/2024	$13,850	$10,814	$15,711	$14,872
3/31/2025	$14,700	$11,342	$16,920	$15,862
3/31/2026	$15,582	$11,835	$18,106	$16,925

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 487,608,086
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 2,124,387
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$487,608,086 Number of Investments412 Portfolio Turnover32% Total Advisory Fees Paid$2,124,387
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Packaging	3.0%
Retailers	3.2%
Building Materials	3.3%
Automotive	3.3%
Chemicals	4.1%
Midstream	4.4%
Health Care	5.2%
Cable Satellite	6.4%
Insurance - P&C	10.5%
Technology	16.5%

Material Fund Change [Text Block]
C000024641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class C Shares
Trading Symbol	FHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$176	1.72%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund’s performance relative to the Index was positively impacted by security selection in the Packaging, Retailers, Building Materials, Chemicals and Electric sectors.

  The Fund’s relative performance was positively impacted by its underweight allocation to the poor performing Retailers and Finance Companies sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included Seagate, CSC Holdings Trivium, Dornoch Debt Merger and CP Atlas Buyer.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Media & Entertainment, Cable & Satellite, Food, P&C and Pharmaceuticals industry sectors.

  The Fund’s relative performance was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Technology and P&C industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Warner Brothers Discovery, Condor Merger Sub, Jones Deslauriers Insurance, Capstone Borrowers and Rocket Software.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2016	$10,000	$10,000	$10,000	$10,000
3/31/2017	$11,240	$10,044	$11,639	$11,428
3/31/2018	$11,444	$10,165	$12,079	$11,806
3/31/2019	$11,977	$10,620	$12,795	$12,374
3/31/2020	$11,103	$11,569	$11,908	$11,426
3/31/2021	$13,430	$11,651	$14,723	$14,039
3/31/2022	$13,218	$11,168	$14,626	$14,012
3/31/2023	$12,491	$10,633	$14,135	$13,472
3/31/2024	$13,585	$10,814	$15,711	$14,872
3/31/2025	$14,418	$11,342	$16,920	$15,862
3/31/2026	$15,283	$11,835	$18,106	$16,925

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 487,608,086
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 2,124,387
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$487,608,086 Number of Investments412 Portfolio Turnover32% Total Advisory Fees Paid$2,124,387
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Packaging	3.0%
Retailers	3.2%
Building Materials	3.3%
Automotive	3.3%
Chemicals	4.1%
Midstream	4.4%
Health Care	5.2%
Cable Satellite	6.4%
Insurance - P&C	10.5%
Technology	16.5%

Material Fund Change [Text Block]
C000177177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	FHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund’s performance relative to the Index was positively impacted by security selection in the Packaging, Retailers, Building Materials, Chemicals and Electric sectors.

  The Fund’s relative performance was positively impacted by its underweight allocation to the poor performing Retailers and Finance Companies sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included Seagate, CSC Holdings Trivium, Dornoch Debt Merger and CP Atlas Buyer.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Media & Entertainment, Cable & Satellite, Food, P&C and Pharmaceuticals industry sectors.

  The Fund’s relative performance was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Technology and P&C industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Warner Brothers Discovery, Condor Merger Sub, Jones Deslauriers Insurance, Capstone Borrowers and Rocket Software.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2016	$10,000	$10,000	$10,000	$10,000
3/31/2017	$11,327	$10,044	$11,639	$11,428
3/31/2018	$11,656	$10,165	$12,079	$11,806
3/31/2019	$12,312	$10,620	$12,795	$12,374
3/31/2020	$11,555	$11,569	$11,908	$11,426
3/31/2021	$14,116	$11,651	$14,723	$14,039
3/31/2022	$14,043	$11,168	$14,626	$14,012
3/31/2023	$13,416	$10,633	$14,135	$13,472
3/31/2024	$14,744	$10,814	$15,711	$14,872
3/31/2025	$15,688	$11,342	$16,920	$15,862
3/31/2026	$16,673	$11,835	$18,106	$16,925

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 487,608,086
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 2,124,387
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$487,608,086 Number of Investments412 Portfolio Turnover32% Total Advisory Fees Paid$2,124,387
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Packaging	3.0%
Retailers	3.2%
Building Materials	3.3%
Automotive	3.3%
Chemicals	4.1%
Midstream	4.4%
Health Care	5.2%
Cable Satellite	6.4%
Insurance - P&C	10.5%
Technology	16.5%

Material Fund Change [Text Block]
C000177176
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class R6 Shares
Trading Symbol	FHBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund’s performance relative to the Index was positively impacted by security selection in the Packaging, Retailers, Building Materials, Chemicals and Electric sectors.

  The Fund’s relative performance was positively impacted by its underweight allocation to the poor performing Retailers and Finance Companies sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included Seagate, CSC Holdings Trivium, Dornoch Debt Merger and CP Atlas Buyer.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Media & Entertainment, Cable & Satellite, Food, P&C and Pharmaceuticals industry sectors.

  The Fund’s relative performance was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Technology and P&C industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Warner Brothers Discovery, Condor Merger Sub, Jones Deslauriers Insurance, Capstone Borrowers and Rocket Software.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2016	$10,000	$10,000	$10,000	$10,000
3/31/2017	$11,323	$10,044	$11,639	$11,428
3/31/2018	$11,647	$10,165	$12,079	$11,806
3/31/2019	$12,319	$10,620	$12,795	$12,374
3/31/2020	$11,547	$11,569	$11,908	$11,426
3/31/2021	$14,108	$11,651	$14,723	$14,039
3/31/2022	$14,036	$11,168	$14,626	$14,012
3/31/2023	$13,410	$10,633	$14,135	$13,472
3/31/2024	$14,761	$10,814	$15,711	$14,872
3/31/2025	$15,707	$11,342	$16,920	$15,862
3/31/2026	$16,670	$11,835	$18,106	$16,925

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 487,608,086
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 2,124,387
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$487,608,086 Number of Investments412 Portfolio Turnover32% Total Advisory Fees Paid$2,124,387
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Packaging	3.0%
Retailers	3.2%
Building Materials	3.3%
Automotive	3.3%
Chemicals	4.1%
Midstream	4.4%
Health Care	5.2%
Cable Satellite	6.4%
Insurance - P&C	10.5%
Technology	16.5%

Material Fund Change [Text Block]